JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.4%
Aerospace & Defense — 2.5%
Huntington Ingalls Industries, Inc.	10	2,121
L3Harris Technologies, Inc.	37	7,720
Spirit AeroSystems Holdings, Inc., Class A	23	1,883
Teledyne Technologies, Inc. *	3	934

		12,658

Banks — 3.1%
East West Bancorp, Inc.	18	815
Fifth Third Bancorp	86	2,347
KeyCorp	76	1,352
Popular, Inc. (Puerto Rico)	97	5,262
Regions Financial Corp.	71	1,123
Signature Bank	26	3,076
SVB Financial Group *	7	1,379

		15,354

Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc. *	20	1,608
BioMarin Pharmaceutical, Inc. *	1	88
Bluebird Bio, Inc. *	13	1,212
Incyte Corp. *	8	616
Moderna, Inc. * (a)	152	2,426
Neurocrine Biosciences, Inc. *	17	1,505
Sarepta Therapeutics, Inc. *	16	1,183

		8,638

Building Products — 0.5%
Masco Corp.	57	2,359

Capital Markets — 4.4%
Cboe Global Markets, Inc.	7	827
E*TRADE Financial Corp.	7	301
Legg Mason, Inc.	26	978
LPL Financial Holdings, Inc.	86	7,023
MarketAxess Holdings, Inc.	4	1,212
Morningstar, Inc.	25	3,624
MSCI, Inc.	33	7,208
Raymond James Financial, Inc.	14	1,113

		22,286

Chemicals — 2.0%
Cabot Corp.	46	2,080
CF Industries Holdings, Inc.	55	2,711
Eastman Chemical Co.	27	1,964
Huntsman Corp.	140	3,263

		10,018

Construction & Engineering — 2.1%
AECOM *	145	5,438
Jacobs Engineering Group, Inc.	58	5,289

		10,727

Containers & Packaging — 1.8%
Ardagh Group SA	154	2,418
Avery Dennison Corp.	24	2,771
Berry Global Group, Inc. *	99	3,868

		9,057

Diversified Consumer Services — 0.2%
frontdoor, Inc. *	24	1,183

Electric Utilities — 0.2%
Evergy, Inc.	7	492
OGE Energy Corp.	16	708

		1,200

Electrical Equipment — 0.8%
GrafTech International Ltd. (a)	161	2,060
Regal Beloit Corp.	24	1,741

		3,801

Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	22	2,650

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	34	798

Entertainment — 2.1%
Activision Blizzard, Inc.	22	1,154
Take-Two Interactive Software, Inc. *	65	8,084
Viacom, Inc., Class B	16	389
Zynga, Inc., Class A *	168	978

		10,605

Equity Real Estate Investment Trusts (REITs) — 9.7%
American Homes 4 Rent, Class A	44	1,150
Brixmor Property Group, Inc.	21	416
Camden Property Trust	6	611
CyrusOne, Inc.	7	585
Douglas Emmett, Inc.	9	394
Duke Realty Corp.	77	2,599
EPR Properties	8	638
Equinix, Inc.	15	8,653
Equity LifeStyle Properties, Inc.	18	2,445
Equity Residential	27	2,320
Gaming and Leisure Properties, Inc.	77	2,956
Hudson Pacific Properties, Inc.	40	1,338
Invitation Homes, Inc.	103	3,056
Liberty Property Trust	85	4,378
Mid-America Apartment Communities, Inc.	7	867
Realty Income Corp.	115	8,841
Regency Centers Corp.	4	278
Retail Properties of America, Inc., Class A	83	1,021
SBA Communications Corp.	2	555
Sun Communities, Inc.	25	3,696
VICI Properties, Inc.	85	1,927

		48,724

Food & Staples Retailing — 1.0%
US Foods Holding Corp. *	120	4,916

Food Products — 4.1%
Archer-Daniels-Midland Co.	58	2,398
Ingredion, Inc.	7	556
Pilgrim’s Pride Corp. *	138	4,419
Post Holdings, Inc. *	19	2,032
Tyson Foods, Inc., Class A	128	10,983

		20,388

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
Gas Utilities — 0.8%
National Fuel Gas Co.	10		451
UGI Corp.	70		3,521

			3,972

Health Care Equipment & Supplies — 3.7%
Cooper Cos., Inc. (The)	1		178
Dentsply Sirona, Inc.	36		1,941
Hill-Rom Holdings, Inc.	46		4,830
Hologic, Inc. *	40		2,035
SmileDirectClub, Inc. *	29		408
Teleflex, Inc.	4		1,325
Zimmer Biomet Holdings, Inc.	57		7,797

			18,514

Health Care Providers & Services — 3.1%
AmerisourceBergen Corp.	42		3,417
Cardinal Health, Inc.	50		2,364
Centene Corp. *	107		4,638
DaVita, Inc. *	41		2,351
Premier, Inc., Class A * (a)	96		2,776

			15,546

Health Care Technology — 0.4%
Veeva Systems, Inc., Class A *	14		2,153

Hotels, Restaurants & Leisure — 3.3%
Chipotle Mexican Grill, Inc. *	4		3,110
Hilton Worldwide Holdings, Inc.	43		4,013
Wyndham Destinations, Inc.	206		9,471

			16,594

Household Durables — 2.5%
Garmin Ltd.	14		1,143
NVR, Inc. *	—	(b)	1,673
PulteGroup, Inc.	262		9,573

			12,389

Independent Power and Renewable Electricity Producers — 5.0%
AES Corp.	466		7,608
NRG Energy, Inc.	200		7,908
Vistra Energy Corp.	364		9,716

			25,232

Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	20		2,882

Insurance — 4.1%
American Financial Group, Inc.	23		2,502
American National Insurance Co.	2		223
Arch Capital Group Ltd. *	15		619
Assurant, Inc.	3		384
Assured Guaranty Ltd.	15		667
Everest Re Group Ltd.	9		2,315
Fidelity National Financial, Inc.	16		713
First American Financial Corp.	59		3,499
Hanover Insurance Group, Inc. (The)	22		2,995
Hartford Financial Services Group, Inc. (The)	14		830
Lincoln National Corp.	14		838
Mercury General Corp.	6		347
Old Republic International Corp.	14		321
Progressive Corp. (The)	22		1,661
Willis Towers Watson plc	14		2,624

			20,538

Interactive Media & Services — 0.7%
Twitter, Inc. *	91		3,733

IT Services — 7.5%
Akamai Technologies, Inc. *	52		4,743
Black Knight, Inc. *	49		2,969
Booz Allen Hamilton Holding Corp.	87		6,172
CACI International, Inc., Class A *	27		6,151
Euronet Worldwide, Inc. *	6		863
Fidelity National Information Services, Inc.	52		6,862
Global Payments, Inc.	16		2,486
Leidos Holdings, Inc.	52		4,449
Sabre Corp.	137		3,059

			37,754

Leisure Products — 0.1%
Peloton Interactive, Inc., Class A *	12		301

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	41		3,157

Machinery — 4.7%
Allison Transmission Holdings, Inc.	37		1,745
Crane Co.	41		3,298
Gardner Denver Holdings, Inc. *	94		2,668
Ingersoll-Rand plc	47		5,766
Timken Co. (The)	232		10,099

			23,576

Media — 2.2%
Altice USA, Inc., Class A *	52		1,503
DISH Network Corp., Class A *	71		2,429
Sinclair Broadcast Group, Inc., Class A	165		7,048

			10,980

Metals & Mining — 0.9%
Reliance Steel & Aluminum Co.	12		1,226
Steel Dynamics, Inc.	107		3,191

			4,417

Mortgage Real Estate Investment Trusts (REITs) — 0.0%(c)
MFA Financial, Inc.	27		201

Multiline Retail — 1.6%
Dollar General Corp.	49		7,852

Multi-Utilities — 0.8%
CenterPoint Energy, Inc.	36		1,074
Consolidated Edison, Inc.	33		3,127

			4,201

Oil, Gas & Consumable Fuels — 3.1%
Cabot Oil & Gas Corp.	111		1,943
Devon Energy Corp.	105		2,534
Marathon Oil Corp.	273		3,352
Marathon Petroleum Corp.	32		1,944
PBF Energy, Inc., Class A	62		1,675
Valero Energy Corp.	10		852
Williams Cos., Inc. (The)	128		3,075

			15,375

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Pharmaceuticals — 0.9%
Elanco Animal Health, Inc. *	42	1,122
Mylan NV *	71	1,413
Nektar Therapeutics *	24	437
Perrigo Co. plc	29	1,632

		4,604

Professional Services — 2.7%
CoStar Group, Inc. *	9	5,161
ManpowerGroup, Inc.	53	4,481
Nielsen Holdings plc	47	990
TransUnion	33	2,658

		13,290

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	23	1,198

Road & Rail — 0.4%
Kansas City Southern	6	851
Landstar System, Inc.	8	912

		1,763

Semiconductors & Semiconductor Equipment — 4.0%
KLA Corp.	16	2,487
Lam Research Corp.	38	8,782
Marvell Technology Group Ltd.	248	6,183
ON Semiconductor Corp. *	121	2,326
Teradyne, Inc.	5	278

		20,056

Software — 0.9%
Datadog, Inc., Class A *	18	607
Fair Isaac Corp. *	7	2,185
Synopsys, Inc. *	14	1,853

		4,645

Specialty Retail — 2.3%
AutoZone, Inc. *	2	1,952
Best Buy Co., Inc.	130	8,962
O’Reilly Automotive, Inc. *	1	568

		11,482

Technology Hardware, Storage & Peripherals — 3.5%
Dell Technologies, Inc., Class C *	147	7,614
NCR Corp. *	50	1,591
Xerox Holdings Corp.	284	8,506

		17,711

Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc. *	23	4,351

Trading Companies & Distributors — 1.0%
HD Supply Holdings, Inc. *	132	5,163

TOTAL COMMON STOCKS (Cost $400,898)		498,992

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (d) (e) (Cost $6,039)	6,037	6,039

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.1%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (d) (e)	3,000	3,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (d) (e)	2,654	2,654

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $5,654)		5,654

Total Investments — 101.7% (Cost $412,591)		510,685
Liabilities in Excess of Other Assets — (1.7)%		(8,325)

Net Assets — 100.0%		502,360

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $5,481,000.
(b)	Amount rounds to less than one thousand.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	12	12/2019	USD	2,326	(5)

Abbreviations

USD	United States Dollar

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$510,685	$—	$—	$510,685

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(5)	$—	$—	$(5)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17%(a)(b)	$7,093	$46,131	$47,184	$—	(c)	$(1)	$6,039	6,037	$62	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22%(a)(b)	3,001	—	—	—		(1)	3,000	3,000	18	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00%(a)(b)	2,904	16,530	16,780	—		—	2,654	2,654	14	—

Total	$12,998	$62,661	$63,964	$—	(c)	$(2)	$11,693		$94	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
(c)	Amount rounds to less than one thousand.